Trading derivatives (Tables)	12 Months Ended
Dec. 31, 2023
Derivatives [Abstract]
Schedule of fair value of derivatives by type of risk
The detail of the notional amounts and the market values of the trading derivatives held by the Group in 2023, 2022 and 2021 is as follows:

EUR million
	2023		2022		2021
	Notional amount	Market value	Notional amount	Market value	Notional amount	Market value
Trading derivatives
Interest rate risk
Forward rate agreements	829,913	3	100,579	22	147,603	(11)
Interest rate swaps	5,381,966	5,514	4,844,043	2,387	3,920,945	1,931
Options, futures and other derivatives	398,519	(51)	495,994	(1,261)	508,723	(228)
Credit risk
Credit default swaps	22,462	(86)	16,185	(6)	13,571	436
Foreign currency risk
Foreign currency purchases and sales	471,955	33	384,024	423	329,781	(664)
Foreign currency options	77,934	288	54,967	150	49,680	(114)
Currency swaps	586,405	(581)	496,441	(245)	430,644	(1,293)
Securities and commodities derivatives and other	68,664	619	71,237	641	69,850	669
Total	7,837,818	5,739	6,463,470	2,111	5,470,797	726